Convertible Preferred Stock and Stockholders' Deficit - Share of Common Stock for Future Issuance (Detail)	Dec. 31, 2016 shares
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	26,661,288
Convertible Preferred Stock
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	18,163,158
Preferred Stock Warrant
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	84,360
Employee Stock Option
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	6,784,448
Equity incentive plan.
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	1,629,322